Investments accounted for using the equity method (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments accounted for using the equity method
Associates	¥ 164,143	¥ 222,513	¥ 610,178
Joint ventures	3,764,814	3,543,646	2,945,421
Total	¥ 3,928,957	¥ 3,766,159	¥ 3,555,599